TAXATION (Tables)	12 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX PROVISION

The components of the income tax provision consisted of the following:

	For the Years Ended June 30,
	2025	2024	2023
Current income tax expenses	$-	$619,064	$861,007
Deferred income tax benefits	(269,962)	(342,875)	(145,967)
Total	$(269,962)	$276,189	$715,040

SCHEDULE OF EFFECTIVE INCOME TAX RATE PERCENTAGE

As the main business operations were concentrated in China, PRC statutory income tax rate was applied. The reconciliations of the PRC statutory income tax rate and the Company’s effective income tax rate were as follows:

	For the Years Ended June 30,
	2025	2024	2023
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of different tax rates available to different jurisdictions	(22.1)%	-	0.1%
Effect of non-deductible expenses	(0.2)%	0.6%	0.2%
Effect of research and development deduction	1.8%	(15.4)%	(8.2)%
Effective income tax rate	4.5%	10.2%	17.1%

SCHEDULE OF DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES

As of June 30, 2025 and 2024, the significant components of the deferred tax assets and deferred tax liabilities were summarized below:

	As of June 30,
	2025	2024
Deferred tax assets
Tax losses carried forward	$710,701	$454,243
Allowance for credit losses	28,139	26,917
Accrued expenses	47,118	34,912
Lease liabilities	18,383	-
Total deferred tax assets	$804,341	$516,072

Deferred tax liability
Right-of-use assets	$(18,641)	$(9,549)
Total deferred tax liability	$(18,641)	$(9,549)

Deferred tax assets, net	$785,700	$506,523